CHANGES IN NON-CASH WORKING CAPITAL (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Changes In Non-cash Working Capital
GST receivable	$ (1,058)	$ 60	$ 78
Accounts payable and accrued liabilities	26,162	8,698	226,068
Due to related parties	28,072	28,731	(137,796)
Changes in non-cash working capital	53,176	37,489	88,350
Supplemental information
Interest expense included in convertible debt	30,000	30,000	45,000
Interest expense included in due to related parties	889		3,961
Shares issued for mineral property interests	1,000		7,500
Shares issued for debt		$ 1,626,319